Consolidated Statements Of Income (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2025	Feb. 23, 2026	Feb. 22, 2026	Dec. 31, 2024
Reverse stock split, description	1-for-7 Reverse Stock Split
Class A Common Stock [Member]
Common stock, par or stated value per share	$ 0.0001			$ 0.0001
Common stock, shares outstanding	5,024,293			2,724,649
Class M Common Stock [Member]
Common stock, par or stated value per share	$ 0.0001	$ 0.0001		$ 0.0001
Common stock, shares outstanding	5,406,586			0
Subsequent Event [Member]
Common stock, par or stated value per share		0.0001
Subsequent Event [Member] | Class A Common Stock [Member]
Common stock, par or stated value per share		$ 0.0001
Common stock, shares outstanding		5,070,852	35,495,968
Subsequent Event [Member] | Class M Common Stock [Member]
Common stock, par or stated value per share		$ 0.0001
Common stock, shares outstanding		5,406,586	37,846,102